UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2011

Courtney R. Taylor
Short-Term Bond Fund of America
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Short-Term Bond Fund of AmericaSM
Investment portfolio

November 30, 2011
 unaudited

Bonds & notes — 90.31%	Principal amount (000)	Value (000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 51.52%
U.S. Treasury 4.625% 2011	$4,000	$4,015
U.S. Treasury 0.625% 2012	50,000	50,250
U.S. Treasury 0.625% 2012	37,500	37,617
U.S. Treasury 1.00% 2012	50,000	50,199
U.S. Treasury 1.125% 2012	25,000	25,251
U.S. Treasury 1.375% 2012	30,000	30,118
U.S. Treasury 4.25% 2012	54,835	56,713
U.S. Treasury 4.50% 2012	25,000	25,370
U.S. Treasury 4.625% 2012	50,000	50,570
U.S. Treasury 4.75% 2012	30,000	30,700
U.S. Treasury 4.875% 2012	100,000	101,005
U.S. Treasury 0.375% 2013	32,750	32,829
U.S. Treasury 0.75% 2013	35,000	35,260
U.S. Treasury 1.375% 2013	65,000	66,000
U.S. Treasury 1.375% 2013	47,250	47,934
U.S. Treasury 1.375% 2013	45,000	45,609
U.S. Treasury 1.50% 2013	56,250	57,703
U.S. Treasury 1.75% 2013	50,000	51,071
U.S. Treasury 1.875% 20131	50,770	53,164
U.S. Treasury 3.125% 2013	80,000	84,220
U.S. Treasury 3.375% 2013	93,750	98,663
U.S. Treasury 3.375% 2013	30,000	31,498
U.S. Treasury 3.875% 2013	50,000	52,238
U.S. Treasury 1.75% 2014	15,000	15,504
U.S. Treasury 1.875% 2014	44,250	45,896
U.S. Treasury 1.875% 2014	40,000	41,406
U.S. Treasury 2.25% 2014	25,000	26,186
U.S. Treasury 2.375% 2014	25,000	26,398
U.S. Treasury 2.625% 2014	20,000	21,339
U.S. Treasury 2.50% 2015	5,000	5,336
U.S. Treasury 4.00% 2015	7,500	8,341
U.S. Treasury 4.125% 2015	15,000	16,860
U.S. Treasury 1.00% 2016	10,000	10,038
U.S. Treasury 2.625% 2016	5,000	5,393
Freddie Mac 1.75% 2012	25,000	25,221
Freddie Mac 0.375% 2013	15,000	14,994
Freddie Mac, Series 1, 0.50% 2013	50,000	50,026
Freddie Mac 1.625% 2013	80,000	81,462
Freddie Mac 0.75% 2014	20,100	20,148
Freddie Mac 3.00% 2014	40,000	42,517
Freddie Mac 5.00% 2014	10,000	11,133
Fannie Mae 2.00% 2012	40,000	40,084
Fannie Mae 6.125% 2012	15,000	15,263
Fannie Mae 0.45% 2013	25,000	24,970
Fannie Mae 1.00% 2013	25,000	25,288
Fannie Mae 0.75% 2014	21,020	21,143
Fannie Mae 0.875% 2014	28,750	28,928
Fannie Mae 2.75% 2014	40,000	41,999
Fannie Mae 4.625% 2014	15,000	16,700
Fannie Mae 1.625% 2015	15,000	15,365
Federal Home Loan Bank 1.125% 2012	50,000	50,244
Federal Home Loan Bank 1.75% 2012	12,000	12,140
Federal Home Loan Bank 2.25% 2012	20,000	20,159
Federal Home Loan Bank 4.625% 2012	10,000	10,381
Federal Home Loan Bank 0.50% 2013	37,300	37,398
Federal Home Loan Bank 3.625% 2013	55,000	58,332
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.457% 20122	20,000	20,048
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	15,000	15,224
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	15,000	15,131
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	20,000	20,398
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	25,000	25,263
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 0.724% 20122	15,000	15,014
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	25,000	25,148
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 0.547% 20122	25,000	25,028
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	12,250	12,448
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.608% 20122	15,000	15,072
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	20,000	20,216
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 1.75% 2012	10,000	10,144
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 2.20% 2012	10,000	10,210
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	18,000	18,268
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10% 2012	4,165	4,199
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	10,000	10,125
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	10,000	10,083
Federal Farm Credit Banks, Consolidated Systemwide Bonds, 0.258% 20132	8,000	8,010
Private Export Funding Corp. 4.974% 2013	5,000	5,381
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	3,000	3,048
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	2,000	2,006
		2,295,053

MORTGAGE-BACKED OBLIGATIONS3 — 15.05%
Fannie Mae, Series 2009-M2, Class A1, 2.387% 2019	4,245	4,335
Fannie Mae 4.00% 2019	22,171	23,326
Fannie Mae 4.00% 2019	10,040	10,562
Fannie Mae 4.00% 2019	8,205	8,632
Fannie Mae 4.50% 2021	8,340	8,891
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	175	180
Fannie Mae 5.00% 2023	2,461	2,664
Fannie Mae 5.00% 2023	1,754	1,898
Fannie Mae 6.00% 2023	4,956	5,373
Fannie Mae 4.00% 2024	5,952	6,253
Fannie Mae 6.00% 2024	2,958	3,202
Fannie Mae 6.00% 2024	2,492	2,700
Fannie Mae 3.50% 2025	24,486	25,474
Fannie Mae 3.50% 2025	20,623	21,456
Fannie Mae 3.50% 2025	20,338	21,159
Fannie Mae 3.50% 2025	13,614	14,164
Fannie Mae 3.50% 2025	13,514	14,060
Fannie Mae 3.50% 2025	4,375	4,552
Fannie Mae 4.50% 2025	16,841	17,918
Fannie Mae 3.00% 2026	10,000	10,257
Fannie Mae 3.00% 2026	8,475	8,691
Fannie Mae 3.00% 2026	6,000	6,154
Fannie Mae 3.00% 2026	5,000	5,129
Fannie Mae 3.00% 2026	5,000	5,128
Fannie Mae 3.00% 2026	2,000	2,051
Fannie Mae 3.00% 2026	1,525	1,564
Fannie Mae 3.00% 2026	1,000	1,026
Fannie Mae 3.00% 2026	1,000	1,026
Fannie Mae, Series 2007-114, Class A7, 0.457% 20372	7,500	7,260
Fannie Mae 5.389% 20382	1,054	1,123
Fannie Mae 5.50% 2038	36,432	39,592
Fannie Mae 6.00% 2038	94,846	104,451
Fannie Mae 6.00% 2038	14,610	16,038
Fannie Mae 6.00% 2038	8,685	9,518
Fannie Mae 6.00% 2038	1,221	1,340
Fannie Mae 3.545% 20392	4,220	4,401
Fannie Mae 3.571% 20392	4,558	4,755
Fannie Mae 3.58% 20392	3,059	3,213
Fannie Mae 3.606% 20392	5,088	5,333
Fannie Mae 3.779% 20392	3,050	3,210
Fannie Mae 3.934% 20392	3,078	3,239
Fannie Mae 3.942% 20392	2,474	2,598
Fannie Mae 2.469% 20412	22,251	22,811
Fannie Mae 3.173% 20412	9,960	10,339
Fannie Mae 5.00% 2041	9,961	10,843
Freddie Mac, Series K003, Class A1, 2.225% 2013	1,442	1,452
Freddie Mac, Series K703, Class A1, 1.873% 2018	16,577	16,805
Freddie Mac 5.676% 20372	680	725
Freddie Mac 5.759% 20372	910	970
Freddie Mac 3.207% 20382	1,340	1,420
Freddie Mac 5.18% 20382	2,026	2,166
Freddie Mac 5.417% 20382	1,264	1,343
Freddie Mac 5.538% 20382	99	105
Freddie Mac 3.916% 20392	1,727	1,822
Freddie Mac 3.947% 20392	4,169	4,410
Freddie Mac 3.51% 20402	17,094	17,902
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	34	34
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	677	678
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A-4, 4.895% 2037	4,500	4,915
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-3, 5.197% 2037	1,126	1,172
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.477% 20372	1,035	1,051
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C1, Class A-2, 4.302% 2038	509	519
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-3, 4.697% 2042	2,263	2,277
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-1, 1.875% 20464	9,035	9,096
Wachovia Bank Commercial Mortgage Trust, Series 2003-C7, Class A2, 5.077% 20352,4	4,133	4,356
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-6A, 5.11% 20422	817	829
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 20422	9,483	10,436
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A-1, 1.468% 2044	14,275	14,284
DBUBS Mortgage Trust, Series 2011-LC3A, Class A1, 2.238% 2044	2,921	2,976
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20464	5,415	5,646
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	89	89
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20432	7,000	7,532
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 20442	53	53
Royal Bank of Canada 3.125% 20154	7,000	7,322
Bank of Nova Scotia 1.45% 20134	7,000	7,045
Compagnie de Financement Foncier 1.625% 20124	7,000	7,004
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class A-2, 4.945% 2041	1,497	1,499
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A-AB, 5.53% 2041	4,808	5,070
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	954	960
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-4, 5.014% 20382	1,135	1,230
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-4, 5.23% 20402	3,485	3,860
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	15	15
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 20432	5,000	5,368
GE Commercial Mortgage Corp., Series 2005-C3, Class A-4, 5.046% 20452	217	217
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	302	302
Bank of Montreal 2.85% 20154	5,000	5,185
Bank of America 5.50% 20124	5,000	5,120
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-4, 5.373% 20422	3,375	3,721
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.373% 20422	954	971
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20354	4,000	4,201
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20582,4	2,248	2,304
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	1,592	1,608
Nationwide Building Society, Series 2007-2, 5.50% 20124	1,500	1,540
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	380	380
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A-2, 5.868% 20322	684	685
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	825	830
Ally Financial Inc., Series 2004-C3, Class A-4, 4.547% 2041	460	478
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	453	463
Banc of America Commercial Mortgage Inc., Series 2005-4, Class A-2, 4.764% 2045	57	57
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-1, 5.922% (undated)2	4	4
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	3	3
		670,394

CORPORATE BONDS & NOTES — 14.25%
Financials — 5.48%
Wells Fargo & Co. 3.75% 2014	7,500	7,937
Wells Fargo & Co. 0.625% 20152	9,513	8,943
Wells Fargo & Co. 3.625% 2015	3,000	3,137
JPMorgan Chase & Co. 3.40% 2015	17,750	18,047
JPMorgan Chase & Co. 2.60% 2016	2,000	1,943
Crédit Agricole CIB 0.948% 20122	17,500	17,492
Nordea Bank, Series 2, 3.70% 20144	14,500	14,857
Simon Property Group, LP 5.75% 2015	11,250	12,489
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20144	1,810	1,898
Westfield Group 5.75% 20154	9,440	10,120
HSBC Bank PLC 2.00% 20144	12,000	11,921
Société Générale 1.441% 20142,4	7,000	6,366
Société Générale 3.10% 20154	4,000	3,621
Toyota Motor Credit Corp. 1.25% 2014	10,000	9,982
New York Life Global Funding 2.25% 20124	5,000	5,077
New York Life Global Funding 5.25% 20124	4,500	4,688
Citigroup Inc. 6.00% 2013	2,000	2,071
Citigroup Inc. 4.75% 2015	7,500	7,542
UBS AG 3.875% 2015	9,040	8,990
PNC Funding Corp. 5.40% 2014	5,000	5,451
PNC Funding Corp. 2.70% 2016	2,500	2,512
MetLife Global Funding I 5.125% 20134	2,000	2,091
MetLife Global Funding I 5.125% 20144	5,000	5,371
Bank of New York Mellon Corp., Series G, 4.95% 2012	4,000	4,161
Bank of New York Mellon Corp., Series G, 5.125% 2013	2,000	2,134
TIAA Global Markets 4.95% 20134	5,500	5,831
Barclays Bank PLC 2.50% 2013	3,000	2,977
Barclays Bank PLC 5.20% 2014	2,670	2,767
Northern Trust Corp. 5.20% 2012	1,000	1,041
Northern Trust Corp. 5.50% 2013	4,200	4,525
Credit Suisse Group AG 5.50% 2014	5,000	5,279
Morgan Stanley 3.80% 2016	5,890	5,188
Bank of America Corp. 5.375% 2012	2,000	2,011
Countrywide Financial Corp., Series B, 5.80% 2012	3,000	2,983
Royal Bank of Scotland PLC 4.875% 2015	5,000	4,851
Goldman Sachs Group, Inc. 3.70% 2015	5,000	4,827
Jackson National Life Global 5.375% 20134	3,750	3,936
Abbey National Treasury Services PLC 3.875% 20144	4,100	3,841
Monumental Global Funding 5.50% 20134	2,995	3,164
Principal Life Insurance Co. 6.25% 20124	2,600	2,626
Berkshire Hathaway Finance Corp. 4.60% 2013	2,250	2,367
US Bank NA 4.95% 2014	2,000	2,181
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	2,000	2,109
ACE INA Holdings Inc. 5.875% 2014	1,665	1,829
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	1,000	1,002
		244,176

Health care — 2.02%
Novartis Capital Corp. 1.90% 2013	5,000	5,101
Novartis Capital Corp. 4.125% 2014	15,000	16,065
Pfizer Inc 4.45% 2012	20,000	20,213
Sanofi 0.673% 20142	14,500	14,485
GlaxoSmithKline Capital Inc. 4.85% 2013	8,000	8,481
UnitedHealth Group Inc. 1.875% 2016	6,730	6,646
Amgen Inc. 1.875% 2014	5,000	5,029
Johnson & Johnson 0.547% 20142	5,000	5,015
Eli Lilly and Co. 3.55% 2012	4,250	4,283
Roche Holdings Inc. 5.00% 20144	3,175	3,454
AstraZeneca PLC 5.40% 2012	1,000	1,039
		89,811

Energy — 1.49%
Shell International Finance BV 4.00% 2014	20,000	21,480
Shell International Finance BV 3.10% 2015	7,500	7,979
Chevron Corp. 3.95% 2014	15,000	16,076
Total Capital Canada Ltd. 1.625% 2014	12,000	12,233
TransCanada PipeLines Ltd. 3.40% 2015	6,275	6,637
StatoilHydro ASA 2.90% 2014	2,070	2,174
		66,579

Consumer staples — 1.19%
PepsiCo, Inc. 0.875% 2013	17,500	17,520
PepsiCo, Inc. 4.65% 2013	2,000	2,100
Coca-Cola Co. 3.625% 2014	10,000	10,631
Anheuser-Busch InBev NV 0.761% 20142	10,320	10,290
Walgreen Co. 4.875% 2013	9,000	9,636
Sysco Corp. 4.20% 2013	2,000	2,081
Sysco Corp. 4.60% 20144	845	920
		53,178

Information technology — 1.19%
Cisco Systems, Inc. 0.593% 20142	17,500	17,515
International Business Machines Corp. 0.875% 2014	5,000	5,000
International Business Machines Corp. 1.25% 2014	7,910	8,001
International Business Machines Corp. 2.00% 2016	2,500	2,550
Hewlett-Packard Co. 2.95% 2012	10,000	10,139
Hewlett-Packard Co. 0.923% 20142	5,000	4,868
Google Inc. 1.25% 2014	5,000	5,077
		53,150

Industrials — 0.83%
General Electric Capital Corp. 3.35% 2016	10,000	10,125
Honeywell International Inc. 3.875% 2014	8,400	8,965
Danaher Corp. 1.30% 2014	5,755	5,824
Canadian National Railway Co. 4.95% 2014	5,000	5,431
John Deere Capital Corp., Series D, 4.90% 2013	3,000	3,209
Caterpillar Financial Services Corp., Series F, 4.85% 2012	750	783
Caterpillar Financial Services Corp., Series F, 4.25% 2013	1,000	1,041
Raytheon Co. 6.75% 2018	1,225	1,459
		36,837

Telecommunication services — 0.76%
Verizon Communications Inc. 7.375% 2013	5,000	5,593
Verizon Communications Inc. 1.25% 2014	2,500	2,499
Verizon Communications Inc. 5.55% 2014	2,000	2,177
Verizon Communications Inc. 3.00% 2016	3,000	3,118
AT&T Inc. 4.95% 2013	7,500	7,832
AT&T Inc. 2.40% 2016	5,000	5,058
France Télécom 4.375% 2014	2,800	2,969
France Télécom 2.125% 2015	2,100	2,069
Singapore Telecommunications Ltd. 6.375% 20114	2,500	2,503
		33,818

Consumer discretionary — 0.56%
Walt Disney Co. 4.70% 2012	1,500	1,562
Walt Disney Co. 4.50% 2013	5,000	5,399
Walt Disney Co. 0.875% 2014	8,400	8,389
Target Corp. 1.125% 2014	7,000	7,051
McDonald’s Corp., Series I, 4.30% 2013	2,500	2,612
		25,013

Utilities — 0.45%
Duke Energy Ohio, Inc. 2.10% 2013	12,050	12,281
Alabama Power Co., Series 2007-D, 4.85% 2012	3,750	3,908
Southern Co., Series 2007-A, 5.30% 2012	1,000	1,005
Georgia Power Co., Series 2008-D, 6.00% 2013	2,600	2,846
		20,040

Materials — 0.28%
BHP Billiton Finance (USA) Ltd. 1.125% 2014	12,355	12,360

Total corporate bonds & notes		634,962

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 5.49%
Australia Government Agency-Guaranteed, National Australia Bank 0.891% 20142,4	15,000	15,075
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20144	16,000	16,580
Province of Ontario 0.629% 20122	15,000	15,004
Province of Ontario, Series 1, 1.875% 2012	15,000	15,194
France Government Agency-Guaranteed, Société Finance 2.25% 20124	20,985	21,083
France Government Agency-Guaranteed, Société Finance 3.375% 20144	5,000	5,137
Europe Government Agency-Guaranteed, Dexia Credit Local 0.644% 20122,4	25,000	24,893
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20124	18,000	18,146
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20144	3,550	3,709
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20134	20,000	20,517
Australia Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 0.63% 20122,4	20,000	20,024
Denmark Government Agency-Guaranteed, Danske Bank 0.856% 20122,4	17,500	17,515
United Kingdom Government Agency-Guaranteed, Lloyds TSB Bank PLC 2.80% 20124	15,000	15,098
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 20144	10,000	10,212
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 0.858% 20142,4	10,000	10,105
United Kingdom Government Agency-Guaranteed, Royal Bank of Scotland Group PLC 0.783% 20122,4	10,000	10,006
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20124	6,250	6,320
		244,618

MUNICIPALS — 2.40%
State of California, Infrastructure and Economic Development Bank, Revenue Refunding Bonds (J. Paul Getty Trust),
Series 2011-A-2, 0.64% 2038 (put 2014)2	18,900	18,900
State of Illinois, General Obligation Bonds, Taxable Series of January 2010, 2.766% 2012	5,000	5,009
State of Illinois, General Obligation Bonds, Taxable Series of January 2010, 3.321% 2013	10,000	10,166
State of New York, Urban Development Corp., Service Contract Revenue Refunding Bonds, Series 2010-B, 5.00% 2014	10,000	10,879
State of New York, Urban Development Corp., State Personal Income Tax Revenue Bonds (General Purpose),
Series 2009-D, 2.032% 2012	8,580	8,719
State of New York, Dormitory Auth., State Personal Income Tax Revenue Bonds (General Purpose),
Series 2010-G (Federally Taxable), 1.534% 2013	6,710	6,789
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	6,300	6,686
State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2010-A, 5.00% 2016	5,000	5,531
State of California, Department of Water Resources, Power Supply Revenue Refunding Bonds,
Series 2011-N, 5.00% 2013	5,000	5,321
State of Mississippi, Business Finance Corp. Gulf Opportunity Zone Bonds (Coast Electric Power Association Project),
Series 2007-C, 0.85% 2037	5,200	5,200
State of Ohio, Housing Finance Agency, Single-family Mortgage Revenue Bonds, 4.50% 2028	2,000	2,153
State of Ohio, Housing Finance Agency, Single-family Mortgage Revenue Bonds, Series 2011-3, 4.50% 2029	2,250	2,449
State of Texas, Board of Regents of the University of Texas System, Revenue Financing System Taxable Bonds
(Build America Bonds-Direct Payment), Series 2010-D, 1.676% 2013	4,000	4,083
State of California, Irvine Ranch Water District Joint Powers Agency, Taxable Revenue Refunding Bonds, Issue 2,
Series 2010, 1.784% 2012 (escrowed to maturity)	4,000	4,047
State of Georgia, Municipal Electric Authority, Project One Revenue Refunding Bonds, Taxable Series 2009-A, 5.00% 2012	3,000	3,012
State of Florida, Housing Finance Corp., Homeowner Mortgage Revenue Bonds, Series 2011-C, 4.50% 2030	2,450	2,660
State of Mississippi, Taxable General Obligation Bonds, Series 2009-D, 3.048% 2014	2,510	2,649
State of Florida, Citizens Property Insurance Corp., Coastal Account Secured Bonds,
Series 2011-A-3, Assured Guaranty Municipal insured, 1.79% 20142	2,500	2,509
		106,762

ASSET-BACKED OBLIGATIONS3 — 1.60%
Honda Auto Receivables Owner Trust, Series 2010-3, Class A-3, 0.70% 2014	7,000	7,001
Honda Auto Receivables Owner Trust, Series 2010-2, Class A-3, 1.34% 2014	5,928	5,952
Reliant Energy Transition Bond Co. LLC, Series 2001-1, Class A-4, 5.63% 2015	9,230	9,737
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	747	807
Chase Issuance Trust, Series 2007-A9, Class A, 0.279% 20142	3,000	2,999
Chase Issuance Trust, Series 2008-13, Class A, 1.847% 20152	3,000	3,076
Mercedes-Benz Auto Lease Trust, Series 2011-1A, Class A3, 1.18% 20134	5,000	5,012
Enterprise Fleet Financing LLC 1.62% 20174	5,000	5,002
World Omni Auto Receivables Trust, Series 2008-A, Class A-4, 4.74% 2013	1,141	1,155
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	3,300	3,353
JCP&L Transition Funding II LLC, Transition Bonds, Series 2006-A, Class A-2, 5.41% 2016	4,000	4,306
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 20144	4,000	4,122
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A-6, 6.62% 2016	3,500	3,993
Citibank Credit Card Issuance Trust, Class 2007-A7, 0.605% 20142	3,000	3,006
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	2,099	2,180
MBNA Credit Card Master Note Trust, Series 2005-10, Class A, 0.309% 20152	2,000	1,998
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2015	1,615	1,658
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-4, 4.37% 2014	815	823
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	791	797
CPL Transition Funding LLC, Series 2002-1, Class A-4, 5.96% 2015	1,110	1,162
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	927	932
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	728	756
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	488	494
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	373	373
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20144	346	347
RSB BondCo LLC, Series A, Class A-1, 5.47% 2014	337	345
TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A-2, 4.81% 2014	60	62
		71,448

Total bonds & notes (cost: $3,968,559,000)		4,023,237

Short-term securities — 9.88%

Fannie Mae 0.08%–0.16% due 12/9/2011–10/1/2012	71,800	71,790
British Columbia (Province of) 0.11%–0.13% due 3/21–4/16/2012	57,200	57,171
Freddie Mac 0.10%–0.23% due 12/2/2011–1/24/2012	53,500	53,498
BHP Billiton Finance (USA) Limited 0.16% due 1/17/20124	50,000	49,978
Thunder Bay Funding, LLC 0.20%–0.24% due 1/6–1/17/20124	47,100	47,084
Jupiter Securitization Co., LLC 0.22% due 1/19–2/16/20124	37,100	37,077
Nordea North America, Inc. 0.12% due 12/27/2011	34,300	34,297
Straight-A Funding LLC 0.19% due 2/24/20124	27,700	27,694
KfW 0.18% due 12/1/20114	23,700	23,700
Coca-Cola Co. 0.15% due 1/18/20124	13,280	13,279
Federal Home Loan Bank 0.15% due 5/21/2012	12,800	12,796
U.S. Treasury Bill 0.22% due 1/12/2012	11,900	11,900

Total short-term securities (cost: $440,268,000)		440,264

Total investment securities (cost: $4,408,827,000)		4,463,501
Other assets less liabilities		(8,637)

Net assets		$4,454,864

1Index-linked bond whose principal amount moves with a government price index.
2Coupon rate may change periodically.
3Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $578,819,000, which represented 12.99% of the net assets of the fund.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs –— The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At November 30, 2011, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$56,653
Gross unrealized depreciation on investment securities	(2,375)
Net unrealized appreciation on investment securities	54,278
Cost of investment securities for federal income tax purposes	4,409,223

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-948-0112O-S29485

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: January 27, 2012

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: January 27, 2012